Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 4,868	$ 3,045
Accounts receivable - net of allowances for doubtful accounts of $547 and $878	12,657	13,231
Prepaid expenses	1,035	1,102
Deferred income taxes	1,036	1,470
Other current assets	3,110	4,137
Total current assets	22,706	22,985
Property, plant and equipment - net	109,767	107,087
Goodwill	69,773	70,842
Licenses	52,352	51,374
Customer Lists and Relationships - Net	1,391	2,757
Other Intangible Assets - Net	5,032	5,212
Investments in and Advances to Equity Method Affiliates	4,581	3,718
Other Assets	6,713	6,467
Total Assets	272,315	270,442
Current Liabilities
Debt maturing within one year	3,486	3,453
Accounts payable and accrued liabilities	20,911	19,956
Advanced billing and customer deposits	3,808	3,872
Accrued taxes	1,026	1,003
Dividends payable	2,556	2,608
Total current liabilities	31,787	30,892
Long-Term Debt	66,358	61,300
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	28,491	25,748
Postemployment benefit obligation	41,392	34,011
Other noncurrent liabilities	11,592	12,694
Total deferred credits and other noncurrent liabilities	81,475	72,453
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2012 and 2011: issued 6,495,231,088 at December 31, 2012 and 2011)	6,495	6,495
Additional paid-in capital	91,038	91,156
Retained earnings	22,481	25,453
Treasury stock (913,836,325 at December 31, 2012 and 568,719,202 at December 31, 2011, at cost)	(32,888)	(20,750)
Accumulated other comprehensive income	5,236	3,180
Noncontrolling interest	333	263
Total stockholders' equity	92,695	105,797
Total Liabilities and Stockholders' Equity	$ 272,315	$ 270,442